SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Risk free interest rate	0.123%	0.511%
Dividend yield	0.00%	0.00%
Weighted Average Volatility factor	0.9941%	0.9375%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 months 13 days	4 years 4 days